Warrant Liability (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands							3 Months Ended		9 Months Ended
	Aug. 05, 2020	Jul. 07, 2020	May 02, 2020	Mar. 10, 2020	Feb. 21, 2020	Sep. 20, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Aug. 31, 2020	Feb. 29, 2020
Statement Line Items [Line Items]
Number of shares issued as direct offering					3,478,261	4,988
Purchase price of shares					$ 1.29	$ 1.50
Warrants issued			945,000	28,144	2,608,696
Warrants exercise price			$ 4.70	$ 1.07	$ 1.20	$ 1.65
Issuance of common shares and warrants		$ 12,000					$ 19,000	$ 4,988	$ 23,500	$ 4,988
Transaction costs		$ 1,420				$ 786	$ 2,158	$ 786	$ 2,767	$ 786
Number of stock sold during period						3,325,000
Warrant expiration term						5 years
Unregistered Investor Warrants [Member]
Statement Line Items [Line Items]
Number of shares issued as direct offering								3,325,000		3,325,000	9,320,907	2,608,696
Unregistered Placement Agent Warrants [Member]
Statement Line Items [Line Items]
Number of shares issued as direct offering											869,952	243,478
Securities Purchase Agreement [Member]
Statement Line Items [Line Items]
Number of shares issued as direct offering						3,325,000
Issuance of common shares and warrants						$ 4,988
Transaction costs						$ 786
Non-adjusting events after reporting period [Member]
Statement Line Items [Line Items]
Number of shares issued as direct offering		26,666,666
Share price		$ 0.45
Non-adjusting events after reporting period [Member] | Securities Purchase Agreement [Member]
Statement Line Items [Line Items]
Number of shares issued as direct offering	12,427,876
Share price	$ 0.56325
Issuance of common shares and warrants	$ 7,000
Transaction costs	$ 747
Non-adjusting events after reporting period [Member] | Securities Purchase Agreement [Member] | Unregistered Warrants [Member]
Statement Line Items [Line Items]
Warrants issued	9,320,907
Warrants exercise price	$ 0.47
Warrant exercisable term description	Five and one-half years
Placement Agent [Member]
Statement Line Items [Line Items]
Warrants issued					243,478
Warrants exercise price					$ 1.62
Placement Agent [Member] | Non-adjusting events after reporting period [Member] | Securities Purchase Agreement [Member] | Unregistered Warrants [Member]
Statement Line Items [Line Items]
Warrants issued	869,952
Warrants exercise price	$ 0.7040625
Warrants expiry date	Aug. 03, 2025
Transaction costs	$ 327